TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 706	$ 662
Collateral deposits	196	178
Prepaids and other	131	127
Inventory	125	111
Sales taxes receivable	87	94
Short-term deposits and advances	79	23
Current portion of contract asset	65	61
Income tax receivable	54	74
Other short-term receivables	187	187
Trade receivables and other current assets	$ 1,630	$ 1,517